COMMON STOCK AND DIVIDENDS	12 Months Ended
Dec. 31, 2021
COMMON STOCK AND DIVIDENDS [Abstract]
COMMON STOCK AND DIVIDENDS
19.	COMMON STOCK AND DIVIDENDS

a)	Common stock structure and shares’ public offer

As of December 31, 2021, 2020 and 2019, tgs’ common stock was as follows:

Common Stock structure as of December 31, 2021 and 2020
Shares Class	Amount of common stock, subscribed, issued, paid in, and authorized for
	public offer
Common Shares Class
(Face value $ 1, 1 vote)	Outstandings shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	347,568,464	41,734,225	389,302,689
Total	752,761,058	41,734,225	794,495,283

Common Stock structure as of December 31, 2019
Shares Class	Amount of common stock, subscribed, issued, paid in, and authorized for
	public offer
Common Shares Class
(Face value $ 1, 1 vote)	Outstandings shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	379,415,934	9,886,755	389,302,689
Total	784,608,528	9,886,755	794,495,283

tgs’s shares are traded on the BYMA and under the form of the American Depositary Receipts (“ADS”) (registered in the SEC and representing 5 shares each) on the New York Stock Exchange.

b)	Acquisition of treasury shares

During fiscal year 2019, the Company’s Board of Directors approved three programs for the acquisition of the Company’s own shares, on March 27, August 26 and November 19, which were executed in accordance with the conditions established therein. For the definition of these programs, the Board of Directors considered the solid cash and investment position of the Company, and approved them in view of the distortion evidenced between the economic value of the Company, as measured by its current businesses and those derived from projects under development, and the market price of its shares.

As mentioned in “c. Distribution of dividends”, treasury shares acquired as of October 31, 2019 were earmarked for payment of a stock dividend.

On March 6, 2020, the Company’s Board of Directors approved the sixth Program for the Acquisition of tgs treasury Shares in the markets where it makes a public offering of its shares (the “Sixth Repurchase Program”) for a maximum amount of Ps. 2,500 million (at the time of its creation).

Subsequently, on August 21, 2020, the Board of Directors approved a new Program for the Acquisition of tgs’ treasury Shares for a maximum amount to be invested in Ps. 3,000 million (at the time of its creation). This program will run until March 22, 2021.

The acquisition cost of the treasury shares in portfolio amounted to Ps. 5,608,271, which, together with the trading premium on treasury shares of Ps. 1,626,911, in accordance with the provisions of Title IV, Chapter III, article 3.11.c and e of the Rules, restricts the amount of realized and liquid gains that the Company may distribute.

c)	Dividends distribution

Cash dividends

During the year ended December 31, 2019, the Company paid dividends as follows:

- The General Shareholders’ Meeting of the Company at its meeting held on April 11, 2019 approved the payment of Ps. 18,876,266 (Ps. 24.18 per share).

- The Board of Directors of the Company at its meeting held on April 11, 2019 approved the payment of Ps. 654,963 (Ps. 0.84 per share).

- On October 31, 2019, the Company’s Board of Directors approved, together with the distribution in kind mentioned below, to make available to the shareholders as of November 13, 2019 a cash dividend amounting to Ps. 526,765 (Ps. 0.69 per share). Such dividend was offset - where applicable - with income tax withholding on the distribution of treasury shares (article 46 of the Income Tax Law and article 66.2 of the Regulatory Decree), if applicable.

During the year ended December 31, 2021 and 2020, the Company did not pay any dividends.

Treasury shares distribution

On October 17, 2019, the Ordinary and Extraordinary General Shareholders´ Meeting of the Company decided to distribute among all shareholders in proportion to their holdings, in the terms provided in Article 67 of Law No. 26,831 all of the treasury shares in the portfolio for 29,444,795 class B shares and also delegated to the Board of Directors the broadest powers to effect the distribution of the shares indicated in accordance with current regulations, including the determination of the timing of such payment.

Subsequently, on October 31, 2019, the Board of Directors of TGS decided to make available to shareholders, as of November 13, 2019, the treasury shares, making it known that said distribution constitutes 0.0385 shares per ordinary share and 0.192 shares per ADR, both outstanding, representing approximately 3.706% of the share capital of TGS, which amounts to Ps. 794,495.

The market value of these shares amounted to Ps. 6,633,241 being their acquisition cost of Ps. 8,313,704. This transaction was accounted for as an equity transaction generating a “Additional paid-up capital” of Ps. 1,626,911 which was charged to the Company’s equity.

d)	Restrictions on distribution of retained earnings

Pursuant to the General Companies Act and CNV Rules, we are required to allocate a legal reserve (“Legal Reserve”) equal to at least 5% of each year’s net income (as long as there are no losses for prior fiscal years pending to be absorbed) until the aggregate amount of such reserve equals 20% of the sum of (i) “common stock nominal value” plus (ii) “inflation adjustment to common stock,” as shown in our consolidated statement of changes in equity.

Finally, and as mentioned in subsection b of this note, the amounts subject to distribution are restricted up to the acquisition cost of treasury shares and the paid-up capital.

In addition, according with the 2022 Transitional Agreement, tgs may not distribute dividends meanwhile it will be in force.